CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Earnings [Line Items]
Revenues	$ 560,604	$ 573,801
Mine operating costs
Cost of sales	344,703	410,057
Cost of sales - standby costs	0	13,438
Depletion, depreciation and amortization	124,001	124,664
Total mine operating costs	468,704	548,159
Mine operating earnings	91,900	25,642
General and administrative expenses	39,597	38,709
Share-based payments	13,490	13,177
Mine holding costs	23,666	22,088
Write down on asset held-for-sale	0	7,229
Restructuring costs	0	6,883
Impairment of non-current asset	0	125,200
Loss on sale of mining interest	0	3,024
Foreign exchange loss (gain)	18,902	(11,884)
Operating loss	(3,755)	(178,784)
Investment and other income	5,361	9,149
Finance costs	(28,060)	(26,280)
Loss before income taxes	(26,454)	(195,915)
Income taxes
Current income tax expense	31,997	14,005
Deferred income tax expense (recovery)	43,434	(74,808)
Total tax expense	75,431	(60,803)
Net loss for the year	$ (101,885)	$ (135,112)
Loss per common share
Basic	$ (0.34)	$ (0.48)
Diluted	$ (0.34)	$ (0.48)
Weighted average shares outstanding
Basic	295,544,681	282,331,106
Diluted	295,544,681	282,331,106